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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

HVIA EQUITY FUND
INSTITUTIONAL CLASS (HVEIX)

Managed by
Hudson Valley Investment Advisors, Inc.

SEMI-ANNUAL REPORT

August 31, 2017

(Unaudited)

HVIA EQUITY FUND LETTER TO SHAREHOLDERS	August 31, 2017

The HVIA Fund (HVEIX) was launched on October 3, 2016. The fund focuses on using a G.A.R.P. investment framework to determine suitable investments. The acronym “Growth at a Reasonable Price” focuses on investing in equities that are at a discount to their expected growth rate. My experience in using this philosophy has shown that the process does not fit neatly into months, quarters or years, but over the longer term is expected to outperform.

Investment Environment
The investment environment is one where we’ve seen an uptick in economic buoyancy. Following the path earlier this year, the economy continues to show a growth rate of more than 2% GDP, which we believe will be the trend over the longer term. Recent hurricane damage and the rebuilding that will occur may cause GDP fluctuations over the short term but will add to the pace of growth in future quarters.

President Trump campaigned on tax reform, a new healthcare plan, regulatory cuts and reconstituted trade as his main agenda items. Since the election, these initiatives have moved forward in fits and starts, as the President has become more pro-business focused. The potential for change in tax legislation, repatriation of assets, and the first coordinated global economic expansion should sustain the U.S. economy for an extended period.

Trump’s pro-growth environment has pushed more cyclical investments to outperform the equity market as sales have accelerated and margins have improved. This has improved earnings and is reflected in equity indexes reaching record levels. In spite of the rise in earnings, P/E multiples have remained at the mid 17x range which indicates a market that is neither cheap nor expensive but fairly valued.

Employment has been consistent with solid gains. This growth will diminish over time as the ranks of the unemployed will eventually be depleted. Household consumption has continued to advance outpacing incomes, with shrinking automotive sales offset by increases in Healthcare. Inflation remains low but is starting to see an increasing trend over the next few quarters. One other development is trade, which is improving as the dollar has declined against most developed nation’s currencies.

As we move into the latter part of 2017 and into 2018, the Fed will be an important component in helping sustain economic vitality. As they look to reduce the Treasury’s balance sheet, the unwinding of its bond holdings may increase volatility and reduce the level of correlation among asset groups. On the political front, the potential for a political crisis with North Korea could be quickly priced in and lower the appeal for equity investments.

We continue to believe that the U.S. is positioned for improved growth, a reflationary economy, higher commodity prices and higher earnings growth. Economic vitality has been sustained and will also benefit from the strengthening of overseas economies after a number of years of suboptimal performance.

1

HVIA focuses on changes to the S&P 500 revenues and earnings, as they are in our opinion, the main driver of stocks over the long term. The equity markets have recorded strong double digit growth as revenues have improved and the leverage in operations continues to see higher EPS levels. Looking into 2018 we continue to believe that earnings should continue to show improvement and help push equity indexes higher.

Current Market and Economic Conditions
As of August 31, 2017, the equity market has seen strong earnings growth, upward revisions for both revenues and earnings for the S&P 500. After a flat fiscal trend from 2014 to 2016, earnings have seen improvement two quarters in a row. In addition, the number of negative earnings revisions has been limited versus historical patterns and margins have held at the higher end of historical levels.

Another factor to consider is the yield curve which is still positive but narrower than a year ago. The positively sloped curve points to improvement, commodity prices continue to point to growth. PMI’s, employment and consumer confidence are also pointing to continued strength in the economy.

Our stock selection is focused on improvement in economic vitality. In spite of the higher level of P/E ratios, many of our overweight sectors, such as financials, are trading at lower P/E ratios than that of the overall market. Individual names have benefited from leverage that is seen from their business lines and changes in the overall economy.

Investment Philosophy and Performance
For the six months ended August 31, 2017, HVEIX is up 5.62% versus 5.65% for the S&P 500. We are investing with an eye for the longer term, which means over 18 months. Our focus is on stocks that are showing improving asset utilization, margin improvement and the efficient use of capital. This can be summed up in an improving ROE, but are trading at a discount to their historical growth or that of the industry group.

The following three positions had the largest impact on the Fund’s performance for the six months ending August 31, 2017:

a)	Red Hat Inc. (RHT) +29.1%

b)	Royal Caribbean Cruises (RCL) +29.1%

c)	Adobe Systems (ADBE) +28.9%

Red Hat has benefitted from an increasing client base. Their new clients are well established companies and often are signing larger contracts than what RHT seen over the prior few years. Red Hat is also benefitting from more companies migrating from local servers to cloud-based ones through its OpenStack software. Royal Caribbean Cruises has seen an uptick in volumes from U.S. and international consumers who continue to value experiences over goods. Overall demand for their cruise itineraries continues to rise as well as the amount that consumers are spending on their ships once they are aboard. Adobe Systems is successfully transitioning customers from a licensing to a subscription based model which now equates to three-quarters of the company’s revenue. Adobe is also seeing strong demand for its cloud services software which is fueling additional growth.

2

The following positions had the greatest negative impact on the Fund’s performance for the six months ending August 31, 2017:

a)	AutoZone Inc. (AZO) -28.5%

b)	J.M. Smucker Company (SJM) -24.6%

c)	Wells Fargo & Co. (WFC) -13.3%

AutoZone has felt the threat of competitive pressures from the Amazon effect. AutoZone’s sales have seen nominal change but the mild winters the northeast over the past two years has put less wear and tear on cars. J.M. Smucker has been impacted by the combination of pricing competition and the reduction of square footage dedicated to the retail food business. J.M. Smucker saw a slowdown in comps with pricing being more aggressive by their competitors. In addition, the consumer staples sector has been shunned by investors as they move away from stable revenue generators and into more cyclically oriented concerns. Wells Fargo continues to be impacted by changes to its sales-practices. The financial sector overall has lagged during this period as investors are awaiting to see regulatory and tax reform out of Washington, D.C. We continue to like the sector as the improving economic environment should help bolster future returns.

We are not benchmark chasers but are benchmark aware and continue to have exposure to most industry groups to maintain a diversified portfolio and take advantage of firms that are dislocated in the shorter term from their intrinsic value.

Fund Operations
Since inception through August 31, 2017, the Fund has increased in assets to $12.7 million with gross inflows of approximately $0.7 million in the six months covered by this report.

Sincerely,

Gustave J. Scacco
Portfolio Manager

Ron Mayfield
Senior Analyst

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-209-8710.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.hviafunds.com or call 1-888-209-8710 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

3

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

4

HVIA EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Adobe Systems, Inc.	3.2%
Broadcom Ltd.	3.0%
Facebook, Inc. - Class A	3.0%
Apple, Inc.	2.9%
Celgene Corporation	2.8%
JPMorgan Chase & Company	2.7%
Bank of America Corporation	2.5%
Red Hat, Inc.	2.5%
Alphabet, Inc. - Class C	2.5%
FedEx Corporation	2.3%

5

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS August 31, 2017 (Unaudited)
COMMON STOCKS — 92.2%	Shares	Value
Consumer Discretionary — 13.0%
Auto Components — 0.9%
Goodyear Tire & Rubber Company (The)	3,700	$112,110

Hotels, Restaurants & Leisure — 4.2%
Royal Caribbean Cruises Ltd.	2,335	290,614
Starbucks Corporation	4,500	246,870
		537,484
Household Durables — 1.8%
Lennar Corporation - Class A	4,400	227,744

Media — 1.1%
Walt Disney Company (The)	1,400	141,680

Multi-line Retail — 0.6%
Dollar General Corporation	1,025	74,374

Specialty Retail — 3.5%
AutoZone, Inc. (a)	195	103,046
CarMax, Inc. (a)	3,175	213,201
Home Depot, Inc. (The)	850	127,389
		443,636
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc. - Class B	2,100	110,901

Consumer Staples — 6.2%
Beverages — 2.9%
Molson Coors Brewing Company - Class B	1,950	175,012
PepsiCo, Inc.	1,650	190,954
		365,966
Food Products — 2.2%
J.M. Smucker Company (The)	1,000	104,760
Kraft Heinz Company (The)	2,200	177,650
		282,410
Personal Products — 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	139,087

Energy — 5.4%
Oil, Gas & Consumable Fuels — 5.4%
ConocoPhillips	3,700	161,542
Enbridge, Inc.	4,206	168,198
Exxon Mobil Corporation	2,300	175,559

6

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.2% (Continued)	Shares	Value
Energy — 5.4% (Continued)
Oil, Gas & Consumable Fuels — 5.4% (Continued)
Williams Companies, Inc. (The)	6,300	$187,299
		692,598
Financials — 15.8%
Banks — 8.0%
Bank of America Corporation	13,400	320,126
JPMorgan Chase & Company	3,800	345,382
SunTrust Banks, Inc.	3,850	212,135
Wells Fargo & Company	2,750	140,442
		1,018,085
Capital Markets — 5.6%
Bank of New York Mellon Corporation (The)	4,000	209,120
Goldman Sachs Group, Inc. (The)	1,000	223,740
Morgan Stanley	6,200	282,100
		714,960
Insurance — 2.2%
Marsh & McLennan Companies, Inc.	3,600	281,088

Health Care — 14.3%
Biotechnology — 2.8%
Celgene Corporation (a)	2,550	354,272

Health Care Equipment & Supplies — 3.1%
Danaher Corporation	3,000	250,260
Medtronic plc	1,800	145,116
		395,376
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	1,350	268,515

Life Sciences Tools & Services — 3.5%
PerkinElmer, Inc.	3,350	224,417
Thermo Fisher Scientific, Inc.	1,200	224,568
		448,985
Pharmaceuticals — 2.8%
Eli Lilly & Company	2,300	186,967
Pfizer, Inc.	5,000	169,600
		356,567
Industrials — 8.7%
Air Freight & Logistics — 2.3%
FedEx Corporation	1,400	300,132

7

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.2% (Continued)	Shares	Value
Industrials — 8.7% (Continued)
Building Products — 1.0%
Masco Corporation	3,450	$126,857

Machinery — 3.3%
Lincoln Electric Holdings, Inc.	2,500	217,100
Oshkosh Corporation	2,750	205,150
		422,250
Road & Rail — 2.1%
CSX Corporation	5,250	263,549

Information Technology — 22.1%
Communications Equipment — 1.9%
Harris Corporation	2,025	248,873

Internet Software & Services — 6.8%
Alphabet, Inc. - Class C (a)	335	314,676
eBay, Inc. (a)	4,750	171,618
Facebook, Inc. - Class A (a)	2,200	378,334
		864,628
Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Ltd.	1,520	383,146

Software — 7.5%
Adobe Systems, Inc. (a)	2,600	403,416
Microsoft Corporation	3,050	228,049
Red Hat, Inc. (a)	2,975	319,813
		951,278
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	2,250	369,000

Materials — 4.3%
Chemicals — 4.3%
Dow Chemical Company (The)	2,850	189,953
LyondellBasell Industries N.V. - Class A	1,875	169,856
Sherwin-Williams Company (The)	545	184,902
		544,711
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	3,200	153,504

8

HVIA EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.2% (Continued)	Shares	Value
Utilities — 1.2%
Electric Utilities — 0.8%
Duke Energy Corporation	1,200	$104,760

Independent Power and Renewable Electricity Producers — 0.4%
AES Corporation	4,000	44,160

Total Investments at Value — 92.2% (Cost $9,839,205)		$11,742,686

Other Assets in Excess of Liabilities — 7.8%		989,281

Net Assets — 100.0%		$12,731,967

(a)	Non-income producing security.
See accompanying notes to financial statements.

9

HVIA EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$9,839,205
At value (Note 2)	$11,742,686
Cash	953,552
Receivable from Adviser (Note 4)	5,918
Dividends receivable	24,396
Other assets	15,531
TOTAL ASSETS	12,742,083

LIABILITIES
Payable to administrator (Note 4)	6,610
Other accrued expenses	3,506
TOTAL LIABILITIES	10,116

NET ASSETS	$12,731,967

NET ASSETS CONSIST OF:
Paid-in capital	$10,724,714
Accumulated net investment income	46,803
Accumulated net realized gains from investment transactions	56,969
Net unrealized appreciation on investments	1,903,481
NET ASSETS	$12,731,967

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$12,731,967
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,058,109

Net asset value, offering price and redemption price per share (Note 2)	$12.03

See accompanying notes to financial statements.

10

HVIA EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2017 (Unaudited)
INVESTMENT INCOME
Dividend income (Net of foreign tax of $778)	$99,279

EXPENSES
Investment advisory fees (Note 4)	44,606
Professional fees	21,122
Fund accounting fees (Note 4)	12,612
Administration fees (Note 4)	12,000
Transfer agent fees (Note 4)	9,000
Registration and filing fees	8,609
Compliance fees (Note 4)	6,175
Trustees’ fees (Note 4)	5,008
Printing of shareholder reports	3,381
Custody and bank service fees	3,223
Postage and supplies	772
Other expenses	4,155
TOTAL EXPENSES	130,663
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(70,988)
NET EXPENSES	59,675

NET INVESTMENT INCOME	39,604

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	44,125
Net change in unrealized appreciation (depreciation) on investments	573,324
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	617,449

NET INCREASE IN NET ASSETS FROM OPERATIONS	$657,053

See accompanying notes to financial statements.

11

HVIA EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017(a)
FROM OPERATIONS
Net investment income	$39,604	$22,002
Net realized gains from investment transactions	44,125	12,844
Net change in unrealized appreciation (depreciation) on investments	573,324	1,330,157
Net increase in net assets from operations	657,053	1,365,003

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Shares	—	(14,803)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	1,009,764	10,308,817
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1
Payments for shares redeemed	(315,391)	(278,477)
Net increase in Institutional Shares net assets from capital share transactions	694,373	10,030,341

TOTAL INCREASE IN NET ASSETS	1,351,426	11,380,541

NET ASSETS
Beginning of period	11,380,541	—
End of period	$12,731,967	$11,380,541

ACCUMULATED NET INVESTMENT INCOME	$46,803	$7,199

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	86,024	1,026,182
Shares reinvested	—	0 *
Shares redeemed	(27,039)	(27,058)
Net increase in shares outstanding	58,985	999,124
Shares outstanding at beginning of period	999,124	—
Shares outstanding at end of period	1,058,109	999,124

(a)	Represents the period from the commencement of operations (October 3, 2016) through February 28, 2017.
*	Shares round to less than 1.
See accompanying notes to financial statements.

12

HVIA EQUITY FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2017 (Unaudited)		Period Ended February 28, 2017(a)
Net asset value at beginning of period	$11.39		$10.00

Income from investment operations:
Net investment income	0.04		0.02
Net realized and unrealized gains on investments	0.60		1.39
Total from investment operations	0.64		1.41

Less distributions:
From net investment income	—		(0.02)

Net asset value at end of period	$12.03		$11.39

Total return (b)	5.62	%(c)	14.06	%(c)

Net assets at end of period (000’s)	$12,732		$11,381

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.17	%(d)	2.36	%(d)

Ratio of net expenses to average net assets (e)	0.99	%(d)	0.99	%(d)

Ratio of net investment income to average net assets (e)	0.66	%(d)	0.56	%(d)

Portfolio turnover rate	1	%(c)	2	%(c)

(a)	Represents the period from the commencement of operations (October 3, 2016) through February 28, 2017.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

13

HVIA EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Unaudited)

1. Organization

HVIA Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 3, 2016.

The investment objective of the Fund is to seek growth at a reasonable price.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $25,000 initial investment requirement). As of August 31, 2017, the Investor Class shares (to be sold without any sales load, but subject to a distribution fee of up to 0.25% of the class’ average daily net assets and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial

14

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,742,686	$—	$—	$11,742,686

Refer to the Fund’s Schedule of Investments for a listing of common stocks by industry type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Cash account – The Fund’s cash is held in a bank account with balances which may exceed the amount covered by federal deposit insurance. As of August 31, 2017, the cash balance reflected on the Statement of Assets and Liabilities represents the amount held in a deposit sweep account.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of its assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

15

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Fund to shareholders during the period ended February 28, 2017 was ordinary income. There were no distributions paid by the Fund to shareholders during the six months ended August 31, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

16

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$9,839,205
Gross unrealized appreciation	$2,159,151
Gross unrealized depreciation	(255,670)
Net unrealized appreciation	1,903,481
Accumulated ordinary income	46,803
Other gains	56,969
Accumulated earnings	$2,007,253

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and open tax year ended February 28, 2017 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $644,262 and $156,681, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Hudson Valley Investment Advisors, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.74% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until July 1, 2019, to reduce investment advisory fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.99% of average daily net assets of Institutional Class shares. Accordingly, the Adviser did not collect any of its investment advisory fees and in addition, reimbursed other operating expenses totaling $26,382 during the six months ended August 31, 2017.

17

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $124,823 no later than the dates listed below:

February 29, 2020	$53,835
August 31, 2020	$70,988

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES
As of August 31, 2017, the following shareholder owned of record more than 5% of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
Pershing, LLC (for the benefit of its customers)	100%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

18

HVIA EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

19

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

20

HVIA EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

Institutional Class	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,056.20	0.99%	$5.13
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.21	0.99%	$5.04

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

21

HVIA EQUITY FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30, 2017 is available without charge upon request by calling toll-free 1-888-209-8710, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-209-8710. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

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LADDER SELECT BOND FUND

INSTITUTIONAL CLASS (LSBIX)

Managed by
Ladder Capital Asset Management LLC

SEMI-ANNUAL REPORT

August 31, 2017

(Unaudited)

LADDER SELECT BOND FUND LETTER TO SHAREHOLDERS	October 12, 2017

Dear Ladder Select Bond Fund Shareholders,

For the six month period ended August 31, 2017, the Ladder Select Bond Fund (the “Fund”) returned 1.36%. For the same period, the Fund’s benchmark, the Bloomberg Barclays Intermediate Government/Credit Bond Index (the “Benchmark”), returned 2.06%, resulting in the Fund underperforming its benchmark by 0.70%. For the quarter ending August 31, 2017, the Fund returned 0.82% compared to the Benchmark return of 0.88%, underperforming by 0.06%.

The Fund seeks to capitalize on the sector-specific knowledge of commercial real estate (“CRE”) and commercial mortgage-backed securities (“CMBS”) of its adviser, Ladder Capital Asset Management (“LCAM”), to select investments that satisfy the Fund’s investment objective of seeking a combination of current income and capital preservation.

Consistent with LCAM’s philosophy of seeking outperformance through deep sector expertise, the performance of the Fund was driven by two of the Fund’s larger holdings.

■
JPMCC 2016-WPT D – This investment is secured by a highly diverse portfolio of 108 office properties with 417 tenant leases. A significant proportion of the tenants are rated investment grade. The floating rate investment grade security owned by the Fund is rated BBB by S&P and has a coupon of one-month dollar LIBOR +3.75%.

■
COMM 2013-WWP A2, B & C – These investments are secured by a Single Asset Singe Borrower (“SASB”) New York City office which was recently recapitalized by the current equity owners and new partners. It has been reported that a new $1.2bn debt package will replace the current in-place financing. The result of this news has increased the value of the outstanding debt as the transaction is expected to be defeased in the coming months.

The Fund’s weighting in shorter duration and floating rate investments along with open short positions in futures contributed to the Fund’s underperformance vs. its Benchmark. The Fund’s positions in 5yr Swap Futures (CFPU7), BX 2017-SLCT C and WFCM 2012-LC5 B were the most significant underperformers during the period.

To minimize exposure to potential interest rate moves, the Fund diversified its investments during the period in shorter duration and floating rate CMBS investments, ending the period with a portfolio comprised of 57.1% floating rate securities indexed to LIBOR, 37.9% fixed rate securities, and 4.9% cash. To further mitigate the portfolio’s exposure to interest rate movements, the Fund employs hedging strategies using derivatives. At the end of the period, the Fund’s portfolio included short positions in 5-year interest rate swap futures contracts and 2-year Treasury futures contract.

1

Market Environment:

The broader market has been primarily focused on the Federal Reserve’s monetary policy as the Federal Reserve Open Market Committee (“FOMC”) raised rates at both the March and June meetings this year. The FOMC also noted at their September meeting that they would begin tapering the Federal Reserve balance sheet starting in October. With continued improving labor markets and symbiotic global growth there is a current market consensus of an 80% probability that the FOMC will raise rates again at their December meeting (source: Bloomberg WIRP). Even with the tightening of monetary policy, the U.S. Treasury curve has been range bound with the 2-year to 10-year Treasury curve continuing its flattening trend. For the period ending August 31, 2017, the 2-year Treasury yield increased 7 basis points, the 5-year Treasury yield decreased 22 basis points, and the 10-year Treasury yield decreased 27 basis points.

The CMBS investment grade credit curve steepened during the period with last cash flow 2017 AAAs tighter by 1 basis point and 2017 BBB- bonds wider by 30 basis points (source: Deutsche Bank - Fixed Income Research). The market’s continuing defensive posture in regards to higher interest rates fueled an investor bid for floating rate and shorter duration investments. Spreads on 2013 last cash flow AAA bonds, which LCAM looks at as an example of intermediate-duration performance, tightened by 13 basis points over the period, achieving their tightest spread to Treasuries on a one year look back.

The CMBS market year-to-date is outpacing the prior year issuance by a substantive amount. Even though 2017 saw the implementation of “risk retention rules” via the Dodd-Frank Wall Street Reform and Consumer Protection Act, issuance for the nine months ended September 30, 2017 is $66.6bn, up 34% from a year earlier according to Commercial Mortgage Alert. The increase in issuance is primarily due to single-borrower/single-asset transactions which have more than doubled versus 2016. Last year’s concern that CMBS issuance would be severely limited due to the increased regulatory environment has to date been incorrect.

Outlook:

As we approach calendar year end 2017, LCAM’s commentary and views haven’t changed quarter over quarter: the Fund remains conservatively positioned and hedged against the potential for rising interest rates with significant floating rate holdings along with Treasury and swap future hedges versus a large portion of the Fund’s fixed rate investments. Many of the same topics continue to dominate the markets - the direction of interest rates and whether the Trump Administration can institute any major policy changes. Yet, the added rhetoric in regards to the Korean peninsula has caused global volatility in interest rate spreads but has generally been dismissed by the broader equity markets. The CMBS and broader structured securities market tone during the quarter voiced frustration over tight spreads and historically low credit risk premiums supported by a lack of market volatility. Paydowns and cash inflows contributed to higher investor/market cash balances with the general consensus view that any widening of spreads would be followed by a quick recovery. Market investors continued to favor shorter duration risk assets while longer duration buyers moved up in quality during the period.

2

We continue to remain concerned today about low market volatility and whether or not the Trump Administration will actually be able to meet market expectations. The increase in consumer confidence, revised 2nd quarter GDP growth higher to 3% from 2.6% quarter over quarter and low inflation have moved the equity markets beyond the “Trump trades” which dominated the early part of the year. U.S. Equity markets continue to rally based on symbiotic global growth in developed markets. The banking sector continues to experience the pressure of a flatter yield curve and decreased net interest income. We expect the 2nd half of 2017 to provide an increase in market volatility.

Consistent with its capital preservation objective, the Fund will continue its strategy of investing in CRE debt exhibiting strong fundamental credit metrics while focusing on relative value within each respective transaction’s capital structure. The Fund will also continue to be cautious with respect to credit exposure given the potential for increased refinance risk in a higher interest rate environment.

On behalf of everyone at Ladder Capital Asset Management, we thank you for investing with us. We look forward to the Fund’s continued success.

Sincerely,

Brian Harris	Craig Sedmak
Principal Executive Officer and Portfolio Manager	Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-888-859-5867.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.ladderfunds.com or call 1-888-859-5867 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

3

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

4

LADDER SELECT BOND FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 144A, 4.9090%(a), due 10/15/2033	14.0%
Commercial Mortgage Trust, Series 2014-TWC, Class B, 144A, 2.8333%(a), due 02/13/2032	9.7%
Commercial Mortgage Trust, Series 2013-THL, Class D, 144A, 3.8750%(a), due 06/08/2030	7.7%
Commercial Mortgage Trust, Series 2013-WWP, Class C, 144A, 3.5442%, due 03/10/2031	6.1%
Hilton USA Trust, Series 2016-SFP, Class A, 144A, 2.8284%, due 11/05/2035	4.8%
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.0630%, due 12/10/2044	4.6%
Commercial Mortgage Trust, Series 2013-WWP, Class B, 144A, 3.7255%, due 03/10/2031	4.3%
Progressive Residential Trust, Series 2016-SFR1, Class A, 144A, 2.7256%(a), due 09/17/2033	4.3%
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B, 4.1420%, due 10/15/2045	4.2%
Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 144A, 2.5756%(a), due 02/15/2034	4.0%

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2017.

5

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS August 31, 2017 (Unaudited)
MORTGAGE-BACKED SECURITIES — 94.8%	Coupon		Maturity	Par Value	Value
Commercial — 94.8%
Blackstone Mortgage Trust, Inc., Series 2017-SLCT, Class C, 144A (1MO LIBOR + 140)	2.6500	%(a)	07/15/2034	$500,000	$497,924
Center for Commercial Real Estate Mortgage Trust, Series 2015-RUM, Class B, 144A (1MO LIBOR + 215)	3.3090	%(a)	07/15/2030	100,000	98,255
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class A, 144A	2.2280%		09/10/2031	51,000	50,853
Commercial Mortgage Asset Trust, IO, Series 1999-C2, Class X	1.2573	%(a)	11/17/2032	1,926,832	13,976
Commercial Mortgage Trust, Series 2013-THL, Class D, 144A (1MO LIBOR + 265)	3.8750	%(a)	06/08/2030	965,000	966,208
Commercial Mortgage Trust, Series 2013-WWP, Class A2, 144A	3.4244%		03/10/2031	62,500	66,111
Commercial Mortgage Trust, Series 2013-WWP, Class B, 144A	3.7255%		03/10/2031	514,000	544,871
Commercial Mortgage Trust, Series 2013-WWP, Class C, 144A	3.5442%		03/10/2031	745,000	773,138
Commercial Mortgage Trust, Series 2014-TWC, Class B, 144A (1MO LIBOR + 160)	2.8333	%(a)	02/13/2032	1,220,000	1,224,814
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.0630%		12/10/2044	550,000	584,508
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.2820%		01/10/2046	107,000	109,915
Commercial Mortgage Trust, Series 2013-LC13, Class AM, 144A	4.5570%		08/10/2046	206,000	227,918
Goldman Sachs Mortgage Securities Trust, IO, Series 2005-ROCK, Class X1, 144A	0.2072	%(a)	05/03/2032	14,016,000	262,272
Hilton USA Trust, Series 2016-SFP, Class A, 144A	2.8284%		11/05/2035	600,000	606,733
Home Partners of America Trust, Series 2017-1, Class A, 144A (1MO LIBOR + 81.7)	2.0437	%(a)	07/17/2034	247,621	248,744
Home Partners of America Trust, Series 2017-1, Class B (1MO LIBOR + 135)	2.5767	%(a)	07/17/2034	300,000	301,381

6

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 94.8% (Continued)	Coupon		Maturity	Par Value	Value
Commercial — 94.8% (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 144A (1MO LIBOR + 195)	3.1770	%(a)	10/15/2029	$500,000	$500,302
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class D, 144A (1MO LIBOR + 295)	3.7270	%(a)	10/15/2029	326,000	326,296
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class B, 144A (1MO LIBOR + 175)	2.9770	%(a)	12/15/2030	157,126	157,168
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 144A (1MO LIBOR + 375)	4.9090	%(a)	10/15/2033	1,750,000	1,766,335
LSTAR Commercial Mortgage Trust, Series 2014-2, Class B, 144A	4.2050%		01/20/2041	150,000	150,391
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A	3.3480	%(a)	11/15/2034	375,000	378,848
Morgan Stanley Capital I Trust, Series 2017-PRME, Class B, 144A (1MO LIBOR + 135)	2.5756	%(a)	02/15/2034	500,000	502,015
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A	0.3849	%(a)	06/15/2040	6,462,875	72,896
Progressive Residential Trust, Series 2016-SFR1, Class A, 144A (1MO LIBOR + 150)	2.7256	%(a)	09/17/2033	532,539	540,814
Resource Capital Corporation Ltd., Series 2015-CRE4, Class A, 144A (1MO LIBOR + 140) (b)	2.6283	%(a)	08/15/2032	60,176	60,060
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class D, 144A	2.7096%		03/18/2028	39,000	38,558
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.1420%		10/15/2045	506,000	530,451
WTC Depositor, LLC Trust, Series 2012-7WTC, Class A, 144A	4.0824%		03/13/2031	32,190	32,445
WTC Depositor, LLC Trust, Series 2012-7WTC, Class B, 144A	5.9649%		03/13/2031	315,000	325,558
Total Mortgage-Backed Securities (Cost $11,887,064)					$11,959,758

7

LADDER SELECT BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (c) (Cost $602,924)	602,924	$602,924

Total Investments at Value — 99.6% (Cost $12,489,988)		$12,562,682

Other Assets in Excess of Liabilities — 0.4%		56,781

Net Assets — 100.0%		$12,619,463

144A -
Security was purchased in a transaction exempt from registration under the Securities Act of 1933 in compliance with Rule 144A. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,419,527 as of August 31, 2017, representing 82.6% of net assets (Note 8).

LIBOR -	London interbank offered rate.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)
Variable rate security. The rate shown is the effective interest rate as of August 31, 2017. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.

(b)	Security has been determined to be illiquid by the investment adviser. Total value of illiquid securities held as of August 31, 2017, was $60,060, representing 0.5% of net assets.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.
See accompanying notes to financial statements.

8

LADDER SELECT BOND FUND SCHEDULE OF FUTURES CONTRACTS SOLD SHORT August 31, 2017 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Depreciation
Swap Futures
Primary Fixed Rate 5-Year USD Deliverable Interest Rate Swap Future	20	09/18/2017	$2,020,938	$2,020,938	$(14,790)

Treasury Futures
2-Year U.S. Treasury Note Future	1	12/29/2017	216,312	216,312	(113)

Total Futures Contracts Sold Short			$2,237,250	$2,237,250	$(14,903)

For the six months ended August 31, 2017, the average monthly notional amount of futures contracts sold short was ($1,926,169) (Note 5).

See accompanying notes to financial statements.

9

LADDER SELECT BOND FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017 (Unaudited)
ASSETS
Investments in securities:
At cost	$12,489,988
At value (Note 2)	$12,562,682
Margin deposits for futures contracts (Note 2)	19,671
Interest receivable	31,859
Receivable from Adviser (Note 4)	8,199
Other assets	12,251
Total assets	12,634,662

LIABILITIES
Dividends payable	666
Variation margin payable (Notes 2 and 5)	2,086
Payable to administrator (Note 4)	6,100
Other accrued expenses	6,347
Total liabilities	15,199

NET ASSETS	$12,619,463

NET ASSETS CONSIST OF:
Paid-in capital	$12,540,568
Accumulated net investment income	1,434
Accumulated net realized gains from investments and futures contracts	19,670
Net unrealized appreciation (depreciation) on:
Investments	72,694
Futures contracts	(14,903)
NET ASSETS	$12,619,463

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$12,619,463
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	1,253,789
Net asset value, offering price and redemption price per share (Note 2)	$10.07

See accompanying notes to financial statements.

10

LADDER SELECT BOND FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2017 (Unaudited)
INVESTMENT INCOME
Interest	$198,148
Dividends	1,854
Total Income	200,002

EXPENSES
Investment advisory fees (Note 4)	47,307
Professional fees	22,372
Fund accounting fees (Note 4)	12,629
Administration fees (Note 4)	12,000
Pricing fees	9,179
Compliance fees (Note 4)	6,563
Transfer agent fees (Note 4)	6,000
Printing of shareholder reports	5,185
Trustees’ fees and expenses (Note 4)	5,008
Custody and bank service fees	3,215
Registration and filing fees	2,499
Postage and supplies	649
Insurance expense	429
Other expenses	3,000
Total expenses	136,035
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(76,113)
Net expenses	59,922

NET INVESTMENT INCOME	140,080

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	16,315
Futures contracts (Note 5)	(17,513)
Net change in unrealized appreciation (depreciation) on:
Investments	41,220
Futures contracts (Note 5)	(14,001)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	26,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$166,101

See accompanying notes to financial statements.

11

LADDER SELECT BOND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2017 (Unaudited)	Period Ended February 28, 2017 (a)
FROM OPERATIONS
Net investment income	$140,080	$42,440
Net realized gains (losses) from:
Investments	16,315	26,989
Futures contracts (Note 5)	(17,513)	—
Net change in unrealized appreciation (depreciation) on:
Investments	41,220	31,474
Futures contracts (Note 5)	(14,001)	(902)
Net increase in net assets from operations	166,101	100,001

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Shares	(144,068)	(43,139)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	102,183	12,276,000
Net asset value of shares issued in reinvestment of distributions to shareholders	140,597	42,086
Payments for shares redeemed	(20,298)	—
Net increase in Institutional Shares net assets from capital share transactions	222,482	12,318,086

TOTAL INCREASE IN NET ASSETS	244,515	12,374,948

NET ASSETS
Beginning of period	12,374,948	—
End of period	$12,619,463	$12,374,948

ACCUMULATED NET INVESTMENT INCOME	$1,434	$984

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	9,960	1,227,655
Shares reinvested	13,993	4,199
Shares redeemed	(2,018)	—
Net increase in shares outstanding	21,935	1,231,854
Shares outstanding at beginning of period	1,231,854	—
Shares outstanding at end of period	1,253,789	1,231,854

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
See accompanying notes to financial statements.

12

LADDER SELECT BOND FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2017 (Unaudited)		Period Ended February 28, 2017 (a)
Net asset value at beginning of period	$10.05		$10.00

Income from investment operations:
Net investment income	0.11		0.03
Net realized and unrealized gains on investments and futures contracts (b)	0.03		0.06
Total from investment operations	0.14		0.09

Less distributions:
From net investment income	(0.12)		(0.04)

Net asset value at end of period	$10.07		$10.05

Total return (c)	1.36	%(d)	0.85	%(d)

Net assets at end of period (000’s)	$12,619		$12,375

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.16	%(e)	2.26	%(e)

Ratio of net expenses to average net assets (f)	0.95	%(e)	0.95	%(e)

Ratio of net investment income to average net assets (f)	2.22	%(e)	0.96	%(e)

Portfolio turnover rate	51	%(d)	91	%(d)

(a)	Represents the period from the commencement of operations (October 18, 2016) through February 28, 2017.
(b)
Net realized and unrealized gains on investments and futures contracts per share in this caption are balancing amounts necessary to reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

13

LADDER SELECT BOND FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Unaudited)

1. Organization

Ladder Select Bond Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 18, 2016.

The investment objective of the Fund is to seek a combination of current income and capital preservation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement). As of August 31, 2017, the Advisor Class shares (to be sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets allocable to the Advisor Class and subject to a $2,500 initial investment requirement) are not currently offered. When both classes are offered, each share class will represent an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Fund’s fixed income securities, including mortgage-backed securities and interest-only strips (“IOs”), are typically valued using evaluated bid prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the New York Stock Exchange. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

14

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities and IOs, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$—	$11,959,758	$—	$11,959,758
Money Market Funds	602,924	—	—	602,924
Total	$602,924	$11,959,758	$—	$12,562,682

Other Financial Instruments
Futures Contracts Sold Short	$(14,903)	$—	$—	$(14,903)

As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

15

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturing of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are also included in interest income on the Statement of Operations. Realized gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statement of Operations. Dividend income is recorded on the ex-dividend date.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended August 31, 2017 and February 28, 2017 was ordinary income. On September 29, 2017, the Fund paid an ordinary income dividend of $0.0243 per share to shareholders of record on September 28, 2017.

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in interest rates, credit spreads, and other risks. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Daily fluctuations in the fair value of the assets of the Fund are accumulated in an account each day. The total of this account is received or paid by the Fund when the position is closed. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. For additional information, see Note 5.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments	$12,489,988
Gross unrealized appreciation	$92,587
Gross unrealized depreciation	(19,893)
Net unrealized appreciation on investments	72,694
Accumulated ordinary income	2,100
Other gains	4,767
Dividends payable	(666)
Accumulated earnings	$78,895

For the six months ended August 31, 2017, the following reclassification was made as a result of permanent differences between the financial statement and income tax reporting requirements due to the tax treatment of paydown adjustments:

Accumulated net investment income	$4,438
Accumulated net realized gains from investments and futures contracts	(4,438)

Such reclassification has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and open tax periods (period ended February 28, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $7,569,874 and $6,177,436, respectively.

17

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed until July 31, 2019, to reduce investment advisory fees and reimburse other operating expenses in order to limit total annual operating expenses (exclusive of portfolio transactions and other investment-related costs (including brokerage costs); taxes; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.95% of average daily net assets of the applicable class of shares. Accordingly, the Adviser did not collect any of its advisory fees and in addition, reimbursed other operating expenses totaling $28,806 during the six months ended August 31, 2017.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any; and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements in the amount of $134,329 no later than the dates listed below:

February 29, 2020	$58,216
August 31, 2020	76,113

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing the Fund’s portfolio securities.

18

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Ladder Capital Finance Portfolio II	81%
Betsy A Harris 2012 Family Trust	8%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of August 31, 2017 are recorded in the following location in the Statement of Assets and Liabilities:

			Fair Value
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	Average Monthly Notional Amount During the Six Months Ended August 31, 2017
Futures contracts sold short	Interest Rate	Variation margin payable	$—	$(2,086)	$(1,926,169)

19

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended August 31, 2017 are recorded in the following location in the Statement of Operations:

Type of Derivative	Risk	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Futures contracts sold short	Interest Rate	Net realized gains (losses) from futures contracts	$(17,513)	Net change in unrealized appreciation (depreciation) on futures contracts	$(14,001)

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral on a counterparty basis.

As of August 31, 2017, the offsetting of financial liabilities is as follows:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts Presented in Statement of Assets and Liabilities	Collateral Pledged*	Net Amount
Variation margin payable	$(2,086)	$—	$(2,086)	$2,086	$—
Total subject to a master netting or similar arrangement	$(2,086)	$—	$(2,086)	$2,086	$—

*	The amount is limited to the net amounts of financial liabilities and accordingly does not include excess collateral pledged.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

7. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s NAV may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the bonds’ seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of August 31, 2017, the Fund had 94.8% of the value of its net assets invested in CMBS.

8. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of August 31, 2017, the Fund had 82.6% of the value of its net assets invested in Rule 144A securities.

21

LADDER SELECT BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on September 29, 2017, as noted in Note 2.

22

LADDER SELECT BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

23

LADDER SELECT BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional Class	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$1,000.00	$1,013.60	0.95%	$4.82
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.42	0.95%	$4.84

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24

LADDER SELECT BOND FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5867, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-859-5867. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

25

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
(WAYEX)

Semi-Annual Report

August 31, 2017

(Unaudited)

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND LETTER TO SHAREHOLDERS	August 31, 2017

Dear Shareholders,

We are pleased to provide this update for the Navian Waycross Long/Short Equity Fund (the “Fund”). The Fund’s investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation and market sentiment. This comprehensive analysis allows us to construct a portfolio using both long and short positions, which provides growth potential while at the same time reducing volatility.

Performance Review

Over the trailing six months the Fund produced a cumulative total return of +5.47% compared to +5.65% for the S&P 500 Index and +2.99% for the custom blended index comprised of 50% S&P 500 Index and 50% 3-Month Treasury Bills over the same period. Technology stocks were the market’s best performing group during the six-month period followed closely by Health Care. Energy stocks declined significantly as crude oil prices remained under pressure.

The Fund performed quite well over the trailing six months, nearly matching the return of the S&P 500 Index but with half of the market’s volatility. This resulted in an attractive risk-adjusted return for our clients. As expected given the strong up-market environment, long positions contributed to returns while short exposure was a slight drag to performance. The Fund’s Technology and Health Care long positions were the largest contributors. PayPal Holdings (PYPL), Facebook (FB), and Aetna (AET) each posted significant returns during the period. Our long positions in Kroger (KR), Newell Brands (NWL) and Hess (HESS) detracted from performance.

Exposures Summary

The Fund’s long exposure changed very little during the period. Short exposure increased modestly, resulting in an increase in the Fund’s overall gross exposure (longs plus shorts). The Fund maintains a beta of approximately 0.54 vs. the S&P 500 Index. In terms of sector positioning, the Fund reduced its Consumer Discretionary and Consumer Staples long exposure and added positions in Health Care and Energy. We also added short exposure within the Financials sector and trimmed long positions in Technology following a period of strong outperformance.

Fund Exposures
Total Portfolio Exposures	Long/Short Exposure By Sector

Top Five Long Positions			Top Five Short Positions
Security Name	Sector	% of Net Assets	Security Name	Sector	% of Net Assets
AETNA, INC.	HEALTH CARE	4.0%	COCA-COLA COMPANY (THE)	CONSUMER STAPLES	-2.0%
ALPHABET, INC. - CLASS A	INFORMATION TECHNOLOGY	3.9%	ACCENTURE PLC - CLASS A	INFORMATION TECHNOLOGY	-2.0%
FACEBOOK, INC. - CLASS A	INFORMATION TECHNOLOGY	3.6%	TEXAS INSTRUMENTS, INC.	INFORMATION TECHNOLOGY	-2.0%
ANALOG DEVICES, INC.	INFORMATION TECHNOLOGY	3.6%	3M COMPANY	INDUSTRIALS	-1.9%
CELGENE CORPORATION	HEALTH CARE	3.5%	AMGEN, INC.	HEALTH CARE	-1.9%

Market Outlook

Market fundamentals and the global economic climate remain favorable for U.S. equities. From strong corporate earnings to better than expected second quarter GDP and a jump in consumer confidence, economic data continues to support higher stock prices. Although recent hurricanes will likely be a drag to GDP for the second half of 2017, the U.S. economy could actually see a boost in future quarters from rebuilding efforts.

The back-to-back natural disasters could impact monetary policy decisions in the near-term. There is now speculation as to whether the Federal Reserve will continue with its plan to increase the key short-term interest rate once again this year or defer increases into 2018, keeping the range at 1.00-1.25%. However, the Fed has announced its plan to reduce asset holdings, marking the official end to quantitative easing. Over time this will have a tightening impact on monetary policy, likely pushing interest rates for longer-term maturities higher.

Looking ahead, political risk remains a concern. The Trump administration faces a deadline for the government’s debt ceiling and still needs to tackle health care and tax reform. North Korea is an ongoing concern as it continues to make threats and test ballistic missiles. Although we believe the situation will ultimately be defused through diplomacy and economic pressure, any unexpected event has the potential to disrupt capital markets.

On behalf of Waycross Partners, LLC, thank you for investing in the Fund.

Sincerely,

Benjamin H. Thomas, CFA
Managing Partner | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.waycrossfunds.com or call 1-866-267-4304 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by the Fund as of August 31, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
PORTFOLIO INFORMATION
August 31, 2017 (Unaudited)

Net Sector Exposure versus S&P 500® Index*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
Aetna, Inc.	4.0%	Coca-Cola Company (The)	2.0%
Alphabet, Inc. - Class A	3.9%	Accenture plc - Class A	2.0%
Facebook, Inc. - Class A	3.6%	Texas Instruments, Inc.	2.0%
Analog Devices, Inc.	3.6%	3M Company	1.9%
Celgene Corporation	3.5%	Amgen, Inc.	1.9%
Apple, Inc.	3.5%	Chevron Corporation	1.8%
Biogen, Inc.	3.5%	Cisco Systems, Inc.	1.8%
Visa, Inc. - Class A	3.4%	Caterpillar, Inc.	1.7%
Norweigan Cruise Line Holdings Ltd.	3.3%	Mondelēz International, Inc. - Class A	1.7%
United Parcel Service, Inc. - Class B	3.2%	Check Point Software Technologies Ltd.	1.6%

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS August 31, 2017 (Unaudited)
COMMON STOCKS — 97.1%	Shares	Value
Consumer Discretionary — 12.2%
Hotels, Restaurants & Leisure — 3.3%
Norwegian Cruise Line Holdings Ltd. (a)	8,684	$516,351

Household Durables — 3.1%
Whirlpool Corporation	2,823	484,483

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc. (a)(b)	505	495,203

Specialty Retail — 2.6%
Home Depot, Inc. (The)	2,618	392,360

Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
EOG Resources, Inc.	5,290	449,597
Hess Corporation	8,250	320,925
		770,522
Financials — 15.0%
Banks — 9.2%
Bank of America Corporation (b)	20,390	487,117
Citigroup, Inc.	7,160	487,095
KeyCorp (b)	26,619	458,113
		1,432,325
Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The) (b)	2,177	487,082

Insurance — 2.6%
American International Group, Inc.	6,730	407,030

Health Care — 14.1%
Biotechnology — 7.0%
Biogen, Inc. (a)	1,690	534,986
Celgene Corporation (a)(b)	3,944	547,940
		1,082,926
Health Care Equipment & Supplies — 3.1%
Edwards Lifesciences Corporation (a)	4,238	481,691

Health Care Providers & Services — 4.0%
Aetna, Inc. (b)	3,942	621,654

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Industrials — 13.9%
Air Freight & Logistics — 5.9%
FedEx Corporation	1,944	$416,755
United Parcel Service, Inc. - Class B (b)	4,400	503,184
		919,939
Airlines — 5.9%
Delta Air Lines, Inc. (b)	10,410	491,248
Southwest Airlines Company	8,070	420,770
		912,018
Road & Rail — 2.1%
Hertz Global Holdings, Inc. (a)	14,910	324,143

Information Technology — 30.8%
Internet Software & Services — 7.5%
Alphabet, Inc. - Class A (a)(b)	630	601,801
Facebook, Inc. - Class A (a)(b)	3,290	565,782
		1,167,583
IT Services — 9.7%
MasterCard, Inc. - Class A (b)	3,591	478,680
PayPal Holdings, Inc. (a)	8,070	497,758
Visa, Inc. - Class A	5,149	533,024
		1,509,462
Semiconductors & Semiconductor Equipment — 6.8%
Analog Devices, Inc. (b)	6,715	561,844
Versum Materials, Inc.	13,200	487,476
		1,049,320
Software — 3.3%
Microsoft Corporation (b)	6,720	502,454

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	3,338	547,432

Materials — 6.2%
Chemicals — 6.2%
Air Products & Chemicals, Inc.	3,293	478,704
BASF SE - ADR	4,990	483,880
		962,584

Total Common Stocks (Cost $13,396,199)		$15,066,562

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.89% (c) (Cost $348,498)	348,498	$348,498

Total Investments at Value — 99.4% (Cost $13,744,697)		$15,415,060

Other Assets in Excess of Liabilities — 0.6% (d)		98,058

Net Assets — 100.0%		$15,513,118

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions.
(c)	The rate shown is the 7-day effective yield as of August 31, 2017.
(d)	Includes cash held as collateral and margin deposits for open short positions.

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT August 31, 2017 (Unaudited)
COMMON STOCKS — 43.6%	Shares	Value
Consumer Discretionary — 6.0%
Hotels, Restaurants & Leisure — 2.0%
Jack in the Box, Inc.	1,350	$126,387
Starbucks Corporation	3,440	188,718
		315,105
Internet & Direct Marketing Retail — 1.3%
Priceline Group, Inc. (The)	110	203,729

Media — 1.4%
Walt Disney Company (The)	2,170	219,604

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc. - Class B	3,790	200,150

Consumer Staples — 5.1%
Beverages — 2.0%
Coca-Cola Company (The)	6,970	317,483

Food Products — 1.7%
Mondelēz International, Inc. - Class A	6,324	257,134

Household Products — 1.4%
Procter & Gamble Company (The)	2,414	222,740

Energy — 2.9%
Energy Equipment & Services — 1.1%
Schlumberger Ltd.	2,694	171,096

Oil, Gas & Consumable Fuels — 1.8%
Chevron Corporation	2,595	279,274

Financials — 4.8%
Banks — 3.5%
JPMorgan Chase & Company	2,130	193,595
Regions Financial Corporation	12,880	181,737
Wells Fargo & Company	3,340	170,574
		545,906
Insurance — 1.3%
MetLife, Inc.	4,083	191,207

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 43.6% (Continued)	Shares	Value
Health Care — 7.1%
Biotechnology — 1.9%
Amgen, Inc.	1,610	$286,210

Health Care Equipment & Supplies — 1.3%
Medtronic plc	2,580	207,999

Health Care Providers & Services — 1.5%
HCA Healthcare, Inc.	2,860	224,968

Pharmaceuticals — 2.4%
Eli Lilly & Company	2,800	227,612
Johnson & Johnson	1,140	150,902
		378,514
Industrials — 6.0%
Aerospace & Defense — 1.5%
Boeing Company (The)	940	225,280

Industrial Conglomerates — 1.9%
3M Company	1,463	298,920

Machinery — 2.6%
Caterpillar, Inc.	2,247	264,000
Ingersoll-Rand plc	1,640	140,040
		404,040
Information Technology — 11.7%
Communications Equipment — 1.8%
Cisco Systems, Inc.	8,582	276,426

IT Services — 3.5%
Accenture plc - Class A	2,383	311,601
International Business Machines Corporation	1,622	231,995
		543,596
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corporation	6,080	213,226
Texas Instruments, Inc.	3,750	310,575
		523,801

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 43.6% (Continued)	Shares	Value
Information Technology — 11.7% (Continued)
Software — 1.6%
Check Point Software Technologies Ltd.	2,232	$249,694

Technology Hardware, Storage & Peripherals — 1.4%
HP, Inc.	11,530	219,992

Total Securities Sold Short — 43.6% (Proceeds $6,577,995)		$6,762,868

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$13,744,697
At value (Note 2)	$15,415,060
Cash deposits for securities sold short (Note 2)	6,848,568
Receivable for capital shares sold	657
Receivable for investment securities sold	139,300
Dividends and interest receivable	20,044
Foreign tax reclaims receivable	1,483
Other assets	13,215
Total assets	22,438,327

LIABILITIES
Securities sold short, at value (proceeds $6,577,995) (Note 2)	6,762,868
Payable for investment securities purchased	123,527
Dividends payable on securities sold short (Note 2)	17,870
Payable to Advisor (Note 4)	11,163
Payable to administrator (Note 4)	6,629
Other accrued expenses	3,152
Total liabilities	6,925,209

NET ASSETS	$15,513,118

NET ASSETS CONSIST OF:
Paid-in capital	$14,207,295
Accumulated net investment loss	(146,207)
Accumulated net realized losses from security transactions	(33,460)
Net unrealized appreciation (depreciation) on:
Investments	1,670,363
Short positions	(184,873)
NET ASSETS	$15,513,118

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,489,054

Net asset value, offering price and redemption price per share (Note 2)	$10.42

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended August 31, 2017 (Unaudited)
INVESTMENT INCOME
Dividend income	$96,747
Foreign withholding taxes on dividends	(2,110)
Interest income	15,697
110,334
EXPENSES
Investment advisory fees (Note 4)	91,089
Dividend expense on securities sold short (Note 2)	73,559
Fund accounting fees (Note 4)	15,230
Professional fees	14,722
Administration fees (Note 4)	14,500
Compliance fees (Note 4)	6,108
Transfer agent fees (Note 4)	6,000
Trustees’ fees and expenses (Note 4)	5,008
Registration and filing fees	4,910
Custody and bank service fees	3,797
Printing of shareholder reports	2,317
Insurance expense	1,472
Postage and supplies	806
Other expenses	2,295
Total expenses	241,813
Less fee reductions by the Adviser (Note 4)	(20,239)
Less fee waivers by the administrator (Note 4)	(3,000)
Net expenses	218,574

NET INVESTMENT LOSS	(108,240)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from:
Investments	30,741
Securities sold short	(160,877)
Net change in unrealized appreciation (depreciation) on:
Investments	899,253
Securities sold short	131,554
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	900,671

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$792,431

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended August 31, 2017 (Unaudited)	Year Ended February 28, 2017
FROM OPERATIONS
Net investment loss	$(108,240)	$(167,408)
Net realized gains (losses) from:
Investments	30,741	1,041,962
Securities sold short	(160,877)	(625,300)
Net change in unrealized appreciation (depreciation) on:
Investments	899,253	850,877
Securities sold short	131,554	(380,323)
Net increase in net assets resulting from operations	792,431	719,808

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,407,075	8,944,314
Payments for shares redeemed	(277,602)	(1,852,751)
Net increase in net assets from capital share transactions	2,129,473	7,091,563

TOTAL INCREASE IN NET ASSETS	2,921,904	7,811,371

NET ASSETS
Beginning of period	12,591,214	4,779,843
End of period	$15,513,118	$12,591,214

ACCUMULATED NET INVESTMENT LOSS	$(146,207)	$(37,967)

CAPITAL SHARE ACTIVITY
Shares sold	242,480	944,674
Shares redeemed	(27,790)	(195,574)
Net increase in shares outstanding	214,690	749,100
Shares outstanding at beginning of period	1,274,364	525,264
Shares outstanding at end of period	1,489,054	1,274,364

See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended August 31, 2017 (Unaudited)		Year Ended February 28, 2017	Period Ended February 29, 2016 (a)
Net asset value at beginning of period	$9.88		$9.10	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.11)	(0.13)
Net realized and unrealized gains (losses) on investments	0.61		0.89	(0.77)
Total from investment operations	0.54		0.78	(0.90)

Net asset value at end of period	$10.42		$9.88	$9.10

Total return (b)	5.47	%(c)	8.57%	(9.00	%)(c)

Net assets at end of period (000's)	$15,513		$12,591	$4,780

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.31	%(d)	4.77%	7.25	%(d)

Ratio of net expenses to average net assets (e)	3.00	%(d)	2.99%	3.30	%(d)

Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short (e)	1.99	%(d)	2.13%	2.15	%(d)

Ratio of net investment loss to average net assets (e)	(1.48	%)(d)	(1.96%)	(2.34	%)(d)

Portfolio turnover rate	24	%(c)	192%	134	%(c)

(a)	Represents the period from the commencement of operations (April 29, 2015) through February 29, 2016.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and the administrator had not reduced fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Unaudited)

1. Organization

Navian Waycross Long/Short Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on April 29, 2015.

The investment objective of the Fund is to seek long-term capital appreciation with a secondary emphasis on capital preservation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$15,066,562	$—	$—	$15,066,562
Money Market Funds	348,498	—	—	348,498
Total	$15,415,060	$—	$—	$15,415,060
Other Financial Instruments
Common Stocks - Sold Short	$(6,762,868)	$—	$—	$(6,762,868)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of August 31, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income and expense is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended August 31, 2017 and February 28, 2017.

Short sales – The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. These costs are reported as dividend expense and brokerage expense on securities sold short in the Statement of Operations. The Fund may also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statement of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Waycross Partners, LLC (the “Adviser”) to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2017:

Tax cost of portfolio investments and securities sold short	$7,229,746
Gross unrealized appreciation	$2,293,171
Gross unrealized depreciation	(870,725)
Net unrealized appreciation	1,422,446
Undistributed long-term gains	174,012
Accumulated capital and other losses	(290,635)
Accumulated earnings	$1,305,823

The federal income tax cost of portfolio investments and securities sold short and the tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years (tax years ended February 29, 2016 and February 28, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

3. Investment Transactions

During the six months ended August 31, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, were $6,077,552 and $3,204,549, respectively.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2018, to reduce investment advisory fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; borrowing costs; dividend expenses on securities sold short; interest; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding 1.99% of the Fund’s average daily net assets. Accordingly, during the six months ended August 31, 2017, the Adviser reduced its advisory fees in the amount of $20,239.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2017, the Adviser may seek repayment of investment advisory fee reductions and expense reimbursements totaling $275,739 no later than the dates listed below:

February 28, 2019	February 29, 2020	August 31, 2020	Total
$ 107,661	$ 147,839	$ 20,239	$ 275,739

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities. During the six months ended August 31, 2017, Ultimus voluntarily waived fees in the amount of $3,000. These voluntary waivers are not subject to recoupment by Ultimus.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chairperson who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES
As of August 31, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
National Financial Services, LLC (for benefit of its customers)	79%
Maril & Company (for benefit of its customers)	15%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2017) and held until the end of the period (August 31, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NAVIAN WAYCROSS LONG/SHORT EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Based on Actual Fund Return	$1,000.00	$1,054.70	3.00%	$15.54
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.08	3.00%	$15.20

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE NAVIAN WAYCROSS LONG/SHORT EQUITY FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-267-4304

Who we are
Who is providing this notice?	Navian Waycross Long/Short Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tell us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Waycross Partners, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant's independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of HVIA Equity Fund, Ladder Select Bond Fund, and Navian Waycross Long/Short Equity Fund

Date	November 9, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	November 9, 2017

*	Print the name and title of each signing officer under his or her signature.